DISPOSITION OF AIRCARD BUSINESS Schedule of assets and liabilities held for sale related to the AirCard disposition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 02, 2013 Air Card Business [Member]	Dec. 31, 2012 Air Card Business [Member]
Disposition of AirCard business
Inventories			$ 2,636	$ 8,731
Prepaids			9,030	10,847
Property and equipment			7,511	7,489
Intangible assets			1,305	1,317
Goodwill			25,956	25,956
Assets held for sale			46,438	54,340
Liabilities held for sale	$ 0	$ 10,353	$ 6,758	$ 10,353